UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Schultze Asset Management, LLC
Address: 3000 Westchester Avenue

         Purchase, NY  10577

13F File Number:  28-11358

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mr. George J. Schultze
Title:     Managing Member
Phone:     914-701-5260

Signature, Place, and Date of Signing:

     George J. Schultze     Purchase, NY     January 15, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     16

Form13F Information Table Value Total:     $314,919 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
HAWAIIAN HOLDINGS INC          COM              419879101    21367  4189582 SH       Sole                  4189582        0        0
IMPERIAL SUGAR CO NEW          COM NEW          453096208    32697  1741988 SH       Sole                  1741988        0        0
KRISPY KREME DOUGHNUTS INC     COM              501014104     1328   420227 SH       Sole                   420227        0        0
MAGELLAN HEALTH SVCS INC       COM NEW          559079207    16175   346888 SH       Sole                   346888        0        0
MAIR HOLDINGS INC              COM              560635104     4458   962806 SH       Sole                   962806        0        0
MIRANT CORP NEW                COM              60467r100    41961  1076465 SH       Sole                  1076465        0        0
NORTHWEST AIRLS CORP           COM              667280408    51084  3520598 SH       Sole                  3520598        0        0
SCHIFF NUTRITION INTL INC      COM              806693107      109    19000 SH       Sole                    19000        0        0
STONE ENERGY CORP              COM              861642106    11939   254500 SH       Sole                   254500        0        0
TELEPHONE & DATA SYS INC       COM              879433100      235     3750 SH       Sole                     3750        0        0
TRICO MARINE SERVICES INC      COM NEW          896106200    31695   856155 SH       Sole                   856155        0        0
U S AIRWAYS GROUP INC          COM              90341w108     2848   193600 SH       Sole                   193600        0        0
URS CORP NEW                   COM              903236107    34247   630349 SH       Sole                   630349        0        0
VAALCO ENERGY INC              COM NEW          91851c201     3777   812300 SH       Sole                   812300        0        0
VERIZON COMMUNICATIONS         COM              92343v104    35600   814823 SH       Sole                   814823        0        0
WINN DIXIE STORES INC          COM NEW          974280307    25399  1505567 SH       Sole                  1505567        0        0